Average Annual Total Returns{- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Investor PRO-08 - Growth & Income Portfolio	VIP Growth & Income Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Growth & Income Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Growth & Income Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	7.76%	11.53%	11.56%	18.40%	15.22%	13.88%